Supplement dated May 29, 2025
to the following initial summary prospectus(es):
Monument Advisor, Monument Advisor Select, Monument Advisor NY and Monument Advisor Select NY dated May 1, 2025
This supplement updates certain information contained in your initial summary prospectus. Please read and retain this supplement for future reference.
1. The following underlying mutual fund is offered as an investment option under the contract.
Effective June 18, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I
2. Effective on June 20, 2025, the following underlying mutual fund is added as an investment option under the contract.
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Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class I
Accordingly, Appendix is amended to add the following:
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2024)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: FIAM LLC	1.18%*	0.00%	1.18%	6.28%	-2.63%	1.30%
*
This underlying mutual fund’s current expenses reflect a temporary fee reduction.
1
Reflects the current Low Cost Fund Platform Fee. The maximum Low Cost Fund Platform Fee applicable for any Sub-account is 0.35%. For Contracts issued between May 1, 2007 and December 29, 2013, and which have not elected the Low Cost Fund Platform Fee Endorsement, the Company imposes a Transaction Fee.
3. Effective June 20, 2025, the following underlying mutual fund is no longer available to receive transfers or purchase payments.
•
Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class II
ISP-0856